Fees Summary	Jul. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 341,000
Previously Paid Amount	0.00
Total Fee Amount	52.21
Total Offset Amount	0.00
Net Fee	52.21
Narrative - Max Aggregate Offering Price	$ 341,000
Final Prospectus	true